Note 11 - PPP Loan (June 2020 Note)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
11.
   PPP Loan

On
March 27, 2020,
the U.S. federal government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), which includes provision for a Paycheck Protection Program (“PPP”) administered by the U.S. Small Business Administration (“SBA”). The PPP allows qualifying businesses to borrow up to
$10
million calculated based on qualifying payroll costs. The loan is guaranteed by the federal government, and does not
require collateral. On
April
30,
2020
we entered into a PPP Loan with Silicon Valley Bank effective
April
30,
2020,
pursuant to the PPP under CARES for
$629,000.
The PPP Loan matures on
April
30,
2022
and bears interest at a rate of
1.0%
per annum. Monthly amortized principal and interest payments are deferred for six
months after the date of disbursement. The PPP Loan funds were received on
April
30,
2020.
The PPP Loan contains events of default and other provisions customary for a loan of this type. The PPP provides that (
1
) the use of PPP Loan amount shall be limited to certain qualifying expenses, (
2
)
100
percent of the principal amount of the loan is guaranteed by the SBA and (
3
) an amount up to the full principal amount
may
qualify for loan forgiveness in accordance with the terms of CARES. We are not
yet able to determine the amount that might be forgiven. As of
June
30,
2020,
the Company was in full compliance with all covenants with respect to the PPP Loan. The Company expects to use the full proceeds of the PPP loan in accordance with the provisions of CARES. As of
June 30, 2020,
the balance of the PPP Loan was
$630,000,
which includes
$1.0
thousand in accrued interest.

Future minimum l
oan
obligations consisted of the following at
June 30,
20
20
(in thousands):

Period ending June 30,	PPP Loan
2021	$285
2022	356
2023	—
2024	—
2025	—
Thereafter	—
$641
Less Interest*	(11)
$630